Supplementary Financial Information	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Supplementary Financial Information

NOTE 12-SUPPLEMENTARY FINANCIAL INFORMATION:

	December 31
	2018	2017
	U.S. dollars in thousands
a. Other current assets:
Institutions - VAT	$287	$865
Prepaid expenses	706	282
Government grants receivable	234	482
Other	-	100

	$1,227	$1,729

b. Accounts payable-other:
Accrued expenses	$2,434	$2,956
Employee-related accrued expenses	281	317
Provision for vacation	229	192

	$2,944	$3,465

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands
c. Research and development expenses, net:
Payroll and related expenses	$5,182	$4,636	$2,921
Subcontractors and consultation	7,158	12,450	8,894
Materials	1,681	768	556
Patent expenses	780	797	752
Depreciation	1,086	106	88
Office rent and maintenance	1,364	721	397
Other	704	481	539

	17,955	19,959	14,147
Government grants (see note 9e)	(2,015)	(2,189)	(1,700)

	$15,940	$17,770	$12,447

d. Administrative and general expenses:
Payroll and related expenses	$1,838	$2,681	$1,499
Management and professional fees	2,131	2,212	1,614
Foreign travel	340	279	259
Depreciation	70	50	42
Other	841	625	414

	$5,220	$5,847	$3,828

e. Marketing expenses
Payroll and related expenses	$355	346	-
Consultation	42	216	-

	$397	562	-